Condensed Consolidated Statements of Changes in Equity - USD ($)	Series D Preferred Stock [Member] Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2018		$ 88,608	$ 151,670,625	$ (111,343,840)	$ 40,415,393	$ 15,725,650	$ 56,141,043
Beginning balance, shares at Dec. 31, 2018		8,860,711
Net income (loss)				(610,206)	(610,206)	1,383,140	772,934
Dividends paid				(1,083,098)	(1,083,098)		(1,083,098)
Contributions received from noncontrolling interests, net of distributions paid						331,604	331,604
Repurchase of common stock		$ (306)	(227,122)		(227,428)		(227,428)
Repurchase of common stock, shares		(30,498)
Vesting of restricted stock		$ 516	685,617		686,133		686,133
Vesting of restricted stock, shares		51,629
Ending balance, value at Dec. 31, 2019		$ 88,818	152,129,120	(113,037,144)	39,180,794	17,440,394	56,621,188
Ending balance, shares at Dec. 31, 2019		8,881,842
Net income (loss)				(1,107,130)	(1,107,130)	175,011	(932,119)
Distributions in excess of contributions received						(277,472)	(277,472)
Ending balance, value at Mar. 31, 2020		$ 88,818	152,129,120	(114,144,274)	38,073,664	17,337,933	55,411,597
Ending balance, shares at Mar. 31, 2020		8,881,842
Beginning balance, value at Dec. 31, 2019		$ 88,818	152,129,120	(113,037,144)	39,180,794	17,440,394	56,621,188
Beginning balance, shares at Dec. 31, 2019		8,881,842
Net income (loss)							(3,924,121)
Ending balance, value at Sep. 30, 2020		$ 89,220	153,358,708	(117,815,335)	35,632,593	16,688,117	52,320,710
Ending balance, shares at Sep. 30, 2020		8,922,036
Beginning balance, value at Dec. 31, 2019		$ 88,818	152,129,120	(113,037,144)	39,180,794	17,440,394	56,621,188
Beginning balance, shares at Dec. 31, 2019		8,881,842
Net income (loss)				(7,673,905)	(7,673,905)	1,412,507	(6,261,398)
Dividends paid				(963,456)	(963,456)		(963,456)
Shares issued, initial public offering, net of fees		$ 5,000	1,999,984		2,004,984		2,004,984
Shares issued, initial public offering, net of fees, shares		500,000
Issuance of stock, net of issuance cost, shares		59,274
Share reconciliation adjustment		$ (162)	162
Share reconciliation adjustment, shares		(16,080)
Issuance of stock for Limited Partnership interests		$ 594	1,247,396		1,247,990	(1,247,990)
Issuance of stock for Limited Partnership interests, shares		59,274
Distributions in excess of contributions received						(2,366,009)	(2,366,009)
Repurchase of common stock		$ (30)	(17,970)		(18,000)		(18,000)
Repurchase of common stock, shares		(3,000)
Vesting of restricted stock		$ 818	1,104,454		1,105,272		1,105,272
Vesting of restricted stock, shares		86,327
Ending balance, value at Dec. 31, 2020		$ 95,038	156,463,146	(121,674,505)	34,883,679	15,238,902	50,122,581
Ending balance, shares at Dec. 31, 2020		9,508,363
Beginning balance, value at Mar. 31, 2020		$ 88,818	152,129,120	(114,144,274)	38,073,664	17,337,933	55,411,597
Beginning balance, shares at Mar. 31, 2020		8,881,842
Net income (loss)				(1,922,816)	(1,922,816)	315,282	(1,607,534)
Contributions received from noncontrolling interests, net of distributions paid						66,697	66,697
Share reconciliation adjustment		$ (162)	162
Share reconciliation adjustment, shares		(16,080)
Issuance of stock for Limited Partnership interests		$ 594	1,247,396		1,247,990	(1,247,990)
Issuance of stock for Limited Partnership interests, shares		59,274
Ending balance, value at Jun. 30, 2020		$ 89,250	153,376,678	(116,067,090)	37,398,838	16,471,922	53,870,760
Ending balance, shares at Jun. 30, 2020		8,925,036
Net income (loss)				(1,748,245)	(1,748,245)	363,777	(1,384,468)
Distributions in excess of contributions received						(147,582)	(147,582)
Repurchase of common stock		$ (30)	(17,970)		(18,000)		(18,000)
Repurchase of common stock, shares		(3,000)
Ending balance, value at Sep. 30, 2020		$ 89,220	153,358,708	(117,815,335)	35,632,593	16,688,117	52,320,710
Ending balance, shares at Sep. 30, 2020		8,922,036
Beginning balance, value at Dec. 31, 2020		$ 95,038	156,463,146	(121,674,505)	34,883,679	15,238,902	50,122,581
Beginning balance, shares at Dec. 31, 2020		9,508,363
Net income (loss)				(2,661,682)	(2,661,682)	406,608	(2,255,074)
Dividends paid				(998,795)	(998,795)		(998,795)
Distributions in excess of contributions received						(2,034,212)	(2,034,212)
Repurchase of common stock, shares
Ending balance, value at Mar. 31, 2021		$ 95,038	156,463,146	(125,334,982)	31,223,202	13,611,298	44,834,500
Ending balance, shares at Mar. 31, 2021		9,508,363
Beginning balance, value at Dec. 31, 2020		$ 95,038	156,463,146	(121,674,505)	34,883,679	15,238,902	50,122,581
Beginning balance, shares at Dec. 31, 2020		9,508,363
Net income (loss)							(903,866)
Ending balance, value at Sep. 30, 2021	$ 9,200	$ 114,902	185,727,368	(128,207,540)	57,643,930	11,373,541	69,017,471
Ending balance, shares at Sep. 30, 2021	920,000	11,490,230
Beginning balance, value at Mar. 31, 2021		$ 95,038	156,463,146	(125,334,982)	31,223,202	13,611,298	44,834,500
Beginning balance, shares at Mar. 31, 2021		9,508,363
Net income (loss)				850,039	850,039	925,697	1,775,736
Dividends paid				(1,009,389)	(1,009,389)		(1,009,389)
Dividends to Series D preferred stockholder				(95,836)	(95,836)		(95,836)
Issuance of preferred stock Series D, net of issuance costs	$ 9,200		20,480,603		20,489,803		20,489,803
Issuance of stock, net of issuance cost, shares	920,000
Distributions in excess of contributions received						(744,884)	(744,884)
Ending balance, value at Jun. 30, 2021	$ 9,200	$ 95,038	176,943,749	(125,590,168)	51,457,819	13,792,111	65,249,930
Ending balance, shares at Jun. 30, 2021	920,000	9,508,363
Net income (loss)				(851,831)	(851,831)	427,303	(424,528)
Dividends paid				(1,226,485)	(1,226,485)		(1,226,485)
Dividends to Series D preferred stockholder				(539,056)	(539,056)		(539,056)
Issuance of Common Stock, net of issuance costs, including warrants		$ 20,000	8,851,879		8,871,879		8,871,879
Issuance of Common Stock, net of issuance costs, including warrants, shares		2,000,000
Distributions in excess of contributions received						(2,845,873)	(2,845,873)
Repurchase of common stock		$ 136	68,260		68,396		68,396
Repurchase of common stock, shares		(18,133)
Ending balance, value at Sep. 30, 2021	$ 9,200	$ 114,902	$ 185,727,368	$ (128,207,540)	$ 57,643,930	$ 11,373,541	$ 69,017,471
Ending balance, shares at Sep. 30, 2021	920,000	11,490,230